SHORT-TERM INVESTMENTS, NET -Movements in the allowance for short-term investments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
SHORT-TERM INVESTMENTS, NET
Beginning balance	$ 0
Addition	23,051
Ending balance	$ 23,051